RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

The Company, which was formed in 2003 as a wholly-owned subsidiary of Frontline, was partially spun-off in 2004 and its shares commenced trading on the New York Stock Exchange in June 2004. A significant proportion of the Company's business continues to be transacted with Frontline and the Frontline Charterers (collectively Frontline Shipping, Frontline Shipping II and Frontline Shipping III Limited), and the following other related parties, being companies in which our principal shareholders Hemen Holding Ltd. and Farahead Investment Inc. (hereafter jointly referred to as "Hemen") and companies associated with Hemen have a significant interest:

–	Seadrill

–	Golden Ocean

–	Deep Sea

–	Golar LNG Limited ("Golar")

The Consolidated Balance Sheets include the following amounts due from and to related parties, excluding direct financing lease balances (see Note 15):

(in thousands of $)	2012	2011
Amounts due from:
Frontline Charterers	51,788	8,356
Frontline Ltd	810	1,206
Deep Sea	1,305	—
Seadrill	300	213
Total amount due from related parties	54,203	9,775
Loans to related parties - associated companies, long-term
SFL West Polaris	67,010	84,621
SFL Deepwater	154,874	189,563
Total loans to related parties - associated companies, long-term	221,884	274,184
Amounts due to:
Frontline Charterers	804	—
Frontline Management	815	944
Bluelot	3,802	1,731
Corte Real	3,756	1,686
Other related parties	50	60
Total amount due to related parties	9,227	4,421

SFL West Polaris, SFL Deepwater, Bluelot and Corte Real are wholly-owned subsidiaries which are not fully consolidated but are accounted for under the equity method as at December 31, 2012 (see Note 16). The amounts due to Bluelot and Corte Real are the balances on the current accounts between those companies and Ship Finance. As described below in "Related party loans", at December 31, 2012 and 2011, the long-term loans from Ship Finance to SFL West Polaris and SFL Deepwater are presented net of their respective current accounts.

Related party leasing and service contracts
As at December 31, 2012, 24 of the Company's vessels leased to the Frontline Charterers and two of its offshore supply vessels leased to a subsidiary of Deep Sea are recorded as direct financing leases. Prior to December 31, 2010, the Company also fully consolidated Rig Finance II (see Note 16), which leased a jack-up drilling rig to a subsidiary of Seadrill under a direct financing lease. In addition, at December 31, 2012, one vessel was leased to the Frontline Charterers and four offshore supply vessels were leased to subsidiaries of Deep Sea under operating leases.

At December 31, 2012, the combined balance of net investments in direct financing leases with the Frontline Charterers and Deep Sea was $1,217.0 million (2011: $1,301.4 million) of which $50.8 million (2011: $54.4 million) represents short-term maturities.

At December 31, 2012, the net book value of assets leased under operating leases to the Frontline Charterers and Deep Sea was $131.5 million (2011: $166.3 million).

A summary of leasing revenues earned from the Frontline Charterers, Seadrill and Deep Sea is as follows:

(in millions of $)	2012	2011	2010
Operating lease income	20.7	21.9	22.6
Direct financing lease interest income	59.2	97.8	119.4
Finance lease service revenue	64.8	70.0	76.9
Direct financing lease repayments	52.8	199.5	123.8

On December 30, 2011, amendments were made to the charter agreements with Frontline Shipping and Frontline Shipping II, which related to 28 vessels accounted for as direct financing leases. Four of those vessels were sold in 2012. In terms of the amending agreements, the Company received a compensation payment of $106 million and agreed to a $6,500 per day reduction in the time charter rate of each vessel for the period January 1, 2012, to December 31, 2015. Thereafter, the charter rates revert to the previously agreed daily amounts. The leases were amended to reflect the compensation payment received and the reduction in future minimum lease payments to be received.

Prior to December 31, 2011, Frontline Shipping and Frontline Shipping II paid the Company profit sharing of 20% of their earnings on a time-charter equivalent basis from their use of the Company's fleet above average threshold charter rates each fiscal year. The amendments to the charter agreements made on December 30, 2011, increased the profit sharing percentage to 25% for future earnings above those threshold levels. Of the $106 million compensation payment received, $50 million represents a non-refundable advance relating to the 25% profit sharing agreement. The Company earned and recognized profit sharing revenue under these arrangements in the year ended December 31, 2012, of $nil (2011: $0.5 million; 2010: $30.6 million).

The amendments to the charter agreements additionally provide that for the four year period of the temporary reduction in charter rates, Frontline Shipping and Frontline Shipping II will pay the Company 100% of any earnings on a time-charter equivalent basis above the temporarily reduced time charter rates, subject to a maximum of $6,500 per day per vessel. In the year ended December 31, 2012, the Company earned and recognized $52.2 million of revenue under this arrangement, which is also reported under "Profit sharing revenues" (2011: $nil; $2010: $nil).

In the event that vessels on charter to the Frontline Charterers are agreed to be sold, the Company may either pay or receive compensation for the termination of the lease. In March 2012 and November 2012 the single-hull VLCCs Front Duke and Front Lady were sold and their leases cancelled, with agreed termination fees payable of $11.0 million and $12.2 million, respectively. In July 2012, October 2012, November 2012 and December 2012, the OBOs Front Rider, Front Climber, Front Driver and Front Viewer were sold and their leases cancelled, with agreed termination fees receivable of $0.4 million, $0.6 million, $0.5 million and $11.4 million respectively.

As at December 31, 2012, the Company was owed a total of $51.8 million (2011: $8.4 million) by the Frontline Charterers in respect of leasing contracts and profit share.

At December 31, 2012, the Company was owed $0.8 million (2011: $1.2 million) by Frontline in respect of various items.

At December 31, 2012, the Company was owed $1.3 million (2011: $nil) by Deep Sea in respect of leasing contracts.

The vessels leased to the Frontline Charterers are on time charter terms and for each such vessel the Company pays a management fee of $6,500 per day to Frontline Management (Bermuda) Ltd. ("Frontline Management"), a wholly owned subsidiary of Frontline. An exception to this arrangement is for any vessel leased to the Frontline Charterers which is sub-chartered on a bareboat basis, for which there is no management fee payable for the duration of the bareboat sub-charter. In the year ended December 31, 2012, the Company also had seven container vessels, eleven drybulk carriers and two car carriers operating on time charter, for which the supervision of the technical management was sub-contracted to Frontline Management. In the year ended December 31, 2012, management fees payable to Frontline Management amounted to $65.9 million (2011: $71.1 million; 2010: $78.3 million).

In the year ended December 31, 2012, the Company had seven container vessels and eleven drybulk carriers operating on time charter, for which part of the operating management was sub-contracted to Golden Ocean. In the year ended December 31, 2012, management fees payable to Golden Ocean amounted to approximately $534,000 (2011: $207,000; 2010: $20,000). Management fees are classified as vessel operating expenses in the consolidated statements of operations.

We pay a commission of 1% to Frontline Management in respect of all payments received in respect of the five-year sales-type leases on the Suezmax tankers Glorycrown and Everbright. In 2012 we paid $0.1 million to Frontline Management pursuant to this arrangement (2011: $0.1 million; 2010: $0.5 million).

The Company also paid $0.5 million in 2012 (2011: $0.5 million, 2010: $0.4 million) to Frontline Management for the provision of management and administrative services.

We pay fees to Frontline Management for the management supervision of some of our newbuildings, which in 2012 amounted to $2.1 million (2011: $3.1 million, 2010: $1.9 million).

The Company paid $409,000 in 2012 (2011: $503,000; 2010: $331,000) to Frontline Management AS for the provision of office facilities in Oslo.

As at December 31, 2012, the Company owes Frontline Management and Frontline Management AS a combined total of $0.8 million (2011: $0.9 million) for various items, including newbuilding supervision fees, technical supervision fees and office costs.

The Company paid $195,000 in 2012 (2011: $115,000; 2010: $161,000) to Golar Management UK Limited, a subsidiary of Golar, for the provision of office facilities in London. At December 31, 2012, the Company owed Golar Management UK Limited $50,000 (2011: $53,000), which is included in amounts due to other related parties.

The Company paid $15,000 in 2012 (2011: $40,000; 2010: $19,000) to Seadrill Management (S) Pte Ltd, a subsidiary of Seadrill, for the provision of office facilities in Singapore.

In June 2011, the Company sold its wholly-owned subsidiary Rig Finance II to a subsidiary of Seadrill. The Company continues to provide a guarantee on the entity's loan facility until June 2013, and receives guarantee commission from Seadrill. As at December 31, 2012, the Company was owed $0.3 million (2011: $0.2 million) by Seadrill in respect of guarantee commission.

Related party loans – associated companies
In 2010, Ship Finance entered into agreements with SFL West Polaris and SFL Deepwater granting fixed interest loans to them of $145.0 million and $290.0 million, respectively. These loans are repayable in full on July 11, 2023, and October 1, 2023, respectively, or earlier if the companies sell their drilling units. Ship Finance is entitled to take excess cash from these companies, and such amounts are recorded within their current accounts with Ship Finance. The loan agreements specify that the balance on the current accounts will have no interest applied and will be settled by offset against the eventual repayments of the fixed interest loans. In the year ended December 31, 2012, the Company received interest income on these loans of $6.5 million from SFL West Polaris (2011: $6.5 million; 2010: $6.5 million) and $13.1 million from SFL Deepwater (2011: $13.1 million; 2010: $13.1 million), totaling $19.6 million.

Related party purchases and sales of vessels – 2011
In June 2011, a subsidiary of Seadrill, to which the jack-up drilling rig West Prospero was chartered, exercised its option to purchase the rig at the fixed option price of $133.1 million. The rig was owned by Rig Finance II, a wholly-owned subsidiary of the Company accounted for using the equity method. The transaction was effected as a sale of Rig Finance II and a gain of $4.1 million was recorded on the sale (see Note 16).

Related party purchases and sales of vessels – 2010
In February 2010, the Company sold the VLCC Front Vista to a subsidiary of Frontline for $58.5 million, including compensation of approximately $0.4 million receivable from Frontline for the early termination of the related charter.

In December 2010, the charter of the Panamax drybulk carrier Golden Shadow to Golden Ocean was terminated and the vessel sold at Golden Ocean's purchase option price of approximately $21.5 million. The vessel had been owned and leased by Front Shadow Inc, a wholly owned subsidiary of the Company accounted for under the equity method (see Note 16).